CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current
Cash	$ 56,130	$ 60,161
Receivables	34,491	172,030
Inventory (Note 4)	146,398	101,009
Prepaid expenses	29,802	39,198
Total Current Assets	266,821	372,398
Equipment (Note 5)	28,802	28,943
Intangible Assets (Note 6)	87,698	100,240
Total Assets	383,321	501,581
Current
Accounts payable and accrued liabilities (Note 7)	183,145	207,599
Due to related parties (Note 7)	63,808	6,663,086
Loans payable to related parties (Note 7)		419,050
Accrued dividends payable (Note 9)		734,228
Total Liabilities	246,953	8,023,963
Redeemable Preferred Shares (Note 9)		2,027,945
Authorized: 400,000,000 common shares, $0.001 par value; 100,000,000 preferred shares, $0.001 par value, and series as determined by directors.
Common Stock - 71,128,456 common shares issued at December 31, 2016 and 2015	71,128	71,128
Preferred Stock - 9,891,800 and 2,027,095 preferred shares issued at December 31, 2016 and 2015, respectively	9,892
Additional Paid-in Capital	14,975,324	5,029,013
Deficit	(14,919,976)	(14,650,468)
Total Shareholders' Equity (Deficiency)	136,368	(9,550,327)
Total Liabilities and Shareholders' Equity (Deficiency)	$ 383,321	$ 501,581